Investments in associates and joint ventures (Details Textual) - ARS ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [line items]
Interests in negative equity		$ 6,058	$ 3,815
Joint - Venture agreement [Member]
Disclosure of transactions between related parties [line items]
Market price per share		$ 20.40
Condor [Member]
Disclosure of transactions between related parties [line items]
Market price per share		$ 9.07
New Lipstick [Member]
Disclosure of transactions between related parties [line items]
Agreement, description	Metropolitan, a subsidiary of New Lipstick, has renegotiated its debt without recourse to IRSA and has been reconfigured with a balance of US$ 11MM. Said debt must be canceled on April 30, 2021.In June 2019, an Escrow Agreement was signed for the sum of US$ 5.1 million, through which an option was purchased to purchase the controlling stake on one of the lands on which the Lipstick building is build.
Market price per share	$ 17.15
San Martin [Member]
Disclosure of transactions between related parties [line items]
Agreement, description	Quality acquired an industrial plant located in San Martín, Province of Buenos Aires. The facilities are suitable for multiple uses. On January 20, 2015, Quality agreed with the Municipality of San Martin on certain re zoning and other urban planning matters ("the Agreement") to surrender a non-significant portion of the land and a monetary consideration of Ps. 40 million, payable in two installments of Ps. 20 each, the first of which was actually paid on June 30, 2015. In July 2017, the Agreement was amended as follows: 1) a revised zoning plan must be submitted within 120 days as from the amendment date, and 2) the second installment of the monetary considerations was increased to Ps. 71 million payables in 18 equal monthly installments.
ILS
Disclosure of transactions between related parties [line items]
Market price, shares		2,385
BHSA [Member]
Disclosure of transactions between related parties [line items]
Investment in associates		$ 3,863	$ 4,150
Treasury stock		35.2
Discount actual dividend flows		14.01%	14.37%
Employee compensation plan		35.1
Interest excluding the treasury stock		29.91%
Discount rate reduction value		$ 368	$ 352